File No. 2-83429

811-3726

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 43 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 43  [X]

(Check appropriate box or boxes.)

Dreyfus New York Tax Exempt Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

    X__ immediately upon filing pursuant to paragraph (b)

_____ on (date) pursuant to paragraph (b)

_____ (days) days after filing pursuant to paragraph (a)(1)

_____ on (date) pursuant to paragraph (a)(1)

_____ (days) days after filing pursuant to paragraph (a)(2)

_____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 16th day of October 2013.

Dreyfus New York Tax Exempt Bond Fund, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	10/16/2013

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	10/16/2013

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	10/16/2013

Joseph S. DiMartino

/s/ William Hodding Carter III*	Board Member	10/16/2013

William Hodding Carter III

/s/ Gordon J. Davis*	Board Member	10/16/2013

Gordon J. Davis

/s/ Joni Evans*	Board Member	10/16/2013

Joni Evans

/s/ Ehud Houminer*	Board Member	10/16/2013

Ehud Houminer

/s/ Richard C. Leone*	Board Member	10/16/2013

Richard C. Leone

/s/ Hans C. Mautner*	Board Member	10/16/2013

Hans C. Mautner

/s/ Robin A. Melvin*	Board Member	10/16/2013

Robin A. Melvin

/s/ Burton N. Wallack*	Board Member	10/16/2013

Burton N. Wallack

/s/ John E. Zuccotti*	Board Member	10/16/2013

John E. Zuccotti

*BY:	/s/ John B. Hammalian
John B. Hammalian, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.